Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies

NOTE M — Contingencies

Certain processes in the manufacture of CTS’ current and past products create hazardous waste by-products as currently defined by federal and state laws and regulations. CTS has been notified by the U.S. Environmental Protection Agency, state environmental agencies and, in some cases, generator groups, that it is or may be a potentially responsible party regarding hazardous waste remediation at several non-CTS sites. In addition to these non-CTS sites, CTS has an ongoing practice of providing reserves for probable remediation activities at certain of its manufacturing locations and for claims and proceedings against CTS with respect to other environmental matters. In the opinion of management, based upon presently available information relating to all such matters, either adequate provision for probable costs has been made, or the ultimate costs resulting will not materially affect the consolidated financial position, results of operations, or cash flows of CTS.

CTS manufactures accelerator pedals for a number of automobile manufacturers, including subsidiaries of Toyota Motor Corporation (“Toyota”). In January 2010, Toyota initiated a recall of a substantial number of vehicles in North America containing pedals manufactured by CTS. The pedal recall and associated events have led to the Company being named as a co-defendant with Toyota in certain litigation. In February 2010, CTS entered into an agreement with Toyota whereby Toyota agreed that it will indemnify, defend, and hold the Company harmless from, and the parties will cooperate in the defense of, third-party civil claims and actions that are filed or asserted in the United States or Canada and that arise from or relate to alleged incidents of unintended acceleration of Toyota and Lexus vehicles. The limited exceptions to indemnification restrict CTS’ share of any liability to amounts collectable from its insurers.

Certain other claims are pending against CTS with respect to matters arising out of the ordinary conduct of the Company’s business. For all other claims, in the opinion of management, based upon presently available information, either adequate provision for anticipated costs has been accrued or the ultimate anticipated costs will not materially affect CTS’ consolidated financial position, results of operations, or cash flows.

Scotland EMS Manufacturing Facility Fire

During the second quarter of 2011, a fire occurred at the Company’s Scotland EMS manufacturing facility. The fire damaged approximately $1.6 million of inventory and $0.2 million of machinery and equipment at net book value. Property insurance coverage with a $100,000 deductible covered the costs of repairing and/or replacing the damaged inventory and machinery and equipment. Business interruption insurance covered the lost sales impact and related fixed costs. Consequently, as of December 31, 2011, CTS wrote-off approximately $0.2 million of net book value of machinery and equipment and $1.6 million of inventory; and recorded $3.1 million of other recoverable costs and $0.5 million of recoverable building restoration costs as a receivable which was substantially settled in 2011. The total fire-related other receivable was approximately $0.1 million as of December 31, 2011 and was included in Other Current Assets in CTS’ Consolidated Balance Sheets.

As a result of the insurance coverage, CTS recovered approximately $11.7 million from the Company’s insurance carriers. Out of the $11.7 million recovered, approximately $3.1 million was for business interruption and the remaining $8.6 million was for the replacement of damaged property. CTS recorded a recovery of approximately $2.7 million for business interruption and a recovery of $6.1 million for property damage in CTS’ Consolidated Statements of Earnings/(Loss) for the year ended December 31, 2011.

Thailand EMS Manufacturing Facility Flood

During the fourth quarter of 2011, CTS’ Thailand EMS manufacturing facility was flooded. Based on preliminary estimates, the flood damaged approximately $0.5 million of inventory and $0.5 million of fixed assets at net book value. The Company also incurred approximately $2.5 million of fixed costs at this facility. Local property insurance coverage covered the costs of repairing and/or replacing the damaged inventory and machinery and equipment. CTS also has business interruption insurance under the local policy that covered the lost sales impact and fixed costs. The maximum amount covered under the local insurance policy is approximately $2.4 million. CTS also has a secondary global insurance policy that will cover costs not covered by the local policy for up to approximately $25 million with a deductible of $250,000.

The insurance carrier for the local policy has indicated that the company will reimburse the Company for the maximum amount of approximately $2.4 million. Consequently, the Company wrote off $0.5 million of inventory and $0.5 million of fixed assets to an insurance receivable and recorded a business interruption receivable of $1.4 million for fixed costs incurred. The remaining $1.1 million of fixed costs was recorded as a charge to cost of goods sold in the Consolidated Statements of Earnings/(Loss) for the year ended December 31, 2011.